NUVEEN CORE PLUS BOND FUND

SUPPLEMENT DATED OCTOBER 29, 2013

TO THE SUMMARY PROSPECTUS DATED OCTOBER 31, 2012

Class B shares of Nuveen Core Plus Bond Fund are no longer being offered.

PLEASE KEEP THIS WITH YOUR

FUND’S SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

MGN-CPBS-1013P